Fees and commissions income	12 Months Ended
Mar. 31, 2012
Fees and commissions income

27. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	(in millions of yen)
Securities-related business	115,239	125,534	116,567
Remittance business	105,366	105,314	105,015
Deposits, debentures and lending business	94,547	95,209	97,509
Trust fees	49,101	47,201	45,990
Fees for other customer services	222,155	208,842	210,332

Total	586,408	582,100	575,413

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.